Common Stock and Additional Paid-in Capital - Summary of the Awards Granted and Vested on Combined and Consolidated Basis (Detail) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 30, 2014	Sep. 30, 2014		Dec. 31, 2013	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested beginning balance	4,261,774	1,054,709
Recapitalization					(8,437,856)
Vested-Restricted stock awards	(144,951)	(36,058)		(759,374)
Forfeitures		(66,153)
Unvested ending balance	9,492,565	966,190		4,261,774
Unvested beginning balance	$ 0.133	$ 3.619
Vested-Restricted stock awards	$ 0.045	$ 0.404		$ 0.045
Forfeitures		$ 8.593
Unvested ending balance	$ 0.402	$ 3.561		$ 0.133
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted-Restricted stock units	5,375,742	13,692	[1]	2,598,074
Granted-Restricted stock units	$ 0.606	$ 12.545	[1]	$ 0.045
Unvested Restricted Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted-Restricted stock units				2,423,074
Vested-Restricted stock awards				(4,157,739)
Unvested ending balance				7,860,719
Granted-Restricted stock units				$ 0.189

[1]	Granted under the 2014 Equity Incentive Plan discussed below